Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash provided by operating activities
Earnings	$ 1,975	$ 2,947
Adjustments
Amortization	589	584
Restructuring and impairment charges	60	0
Finance expense, net	3	45
Foreign exchange (gain) loss	(28)	5
Export duty	(99)	14
Retirement benefit expense	103	111
Contributions to retirement benefit plans	(76)	(77)
Tax provision	618	951
Income taxes paid	(982)	(946)
Other	(11)	(13)
Changes in non-cash working capital
Receivables	140	5
Inventories	20	(139)
Prepaid expenses	(6)	(14)
Payables and accrued liabilities	(99)	79
Cash flows from operating activities	2,207	3,552
Cash used for financing activities
Repayment of long-term debt	0	(667)
Repayment of lease obligations	(14)	(9)
Make-whole premium paid	0	(60)
Finance expense paid	(23)	(37)
Financing fees paid	0	4
Repurchase of Common shares for cancellation	(1,990)	(1,319)
Issuance of Common shares	0	7
Dividends paid	(99)	(75)
Cash flows used in financing activities	(2,126)	(2,164)
Cash used for investing activities
Acquired cash and cash equivalents from Norbord Acquisition1	0	642
Angelina Acquisition, net of cash acquired	0	(302)
Additions to capital assets	(477)	(635)
Interest received	17	2
Other	1	7
Cash flows used in investing activities	(459)	(286)
Change in cash and cash equivalents	(378)	1,102
Foreign exchange effect on cash and cash equivalents	(28)	5
Cash and cash equivalents - beginning of period	1,568	461
Cash and cash equivalents - end of period	$ 1,162	$ 1,568